DEBT (Details 8) (First Priority Notes due 2019, USD $) In Millions, unless otherwise specified									0 Months Ended
	Aug. 04, 2013	Feb. 03, 2013	Apr. 12, 2012	Feb. 03, 2013 2015	Feb. 03, 2013 2016	Feb. 03, 2013 2017	Feb. 03, 2013 2018 and thereafter	Feb. 03, 2013 Prior to April 15, 2015	Aug. 02, 2012 First Quarter 2012 Refinancing Transactions	Apr. 12, 2012 First Quarter 2012 Refinancing Transactions
Components of long-term debt
Note issued, amount										$ 950
Note issued, interest rate	8.125%	8.125%	8.125%							8.125%
Additional debt issued									$ 300
Premium percentage on debt issued									107.50%
Collateral pledged, percentage outstanding capital of any foreign subsidiary		65.00%
Optional prepayment price percentage				106.094%	104.063%	102.031%	100.00%	100.00%
Percentage limit on amount that can be redeemed								35.00%
Prepayment percentage price as a percent of the principal, with proceeds from certain equity offerings								108.125%
Threshold percentage for debt that must remain after each redemption		50.00%